Trade and Other Receivables - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Bottom of range [member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivable settlement terms	30 days
Top of range [member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivable settlement terms	180 days